Initial Public Offering (Details) - USD ($)	Nov. 03, 2020	Mar. 31, 2024	Dec. 31, 2023	Jun. 02, 2023	Dec. 31, 2022	Oct. 31, 2022
Initial Public Offering
Deferred underwriting commissions	$ 26,300,000	$ 26,250,000	$ 26,250,000
Public Warrants
Initial Public Offering
Common stock, par value (in dollars per share)				$ 0.04		$ 0.02
Class A common stock
Initial Public Offering
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Exercise price of warrants (in dollars per share)			$ 11.50
IPO
Initial Public Offering
Number of units issued	75,000,000
Unit price	$ 10.00
Gross proceeds	$ 750,000,000.0
Deferred offering costs paid	42,300,000
Deferred underwriting commissions	$ 26,300,000
IPO | Class A common stock | Public Warrants
Initial Public Offering
Number of shares in a unit	1
Common stock, par value (in dollars per share)	$ 0.0001
Number of warrants in a unit	0.25
Number of share of common stock in each whole warrant	1
Exercise price of warrants (in dollars per share)	$ 11.50